Goodwill and Intangible Assets, net - Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	$ 3,201
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,694
Accumulated Amortization	(182)
Net Carrying Amount	6,512
Trademarks [Member] | J&S [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	3,201
Customer Relationships [Member] | Pure Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	175
Accumulated Amortization	(26)
Net Carrying Amount	149
Customer Relationships [Member] | J&S [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,519
Accumulated Amortization	(156)
Net Carrying Amount	$ 6,363